INCOME TAXES	6 Months Ended
Jun. 30, 2025
INCOME TAXES
INCOME TAXES

12.INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

USA

Under the current laws, profits tax in USA is generally assessed at the rate 21% of taxable income.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries incorporated in British Virgin Islands are not subject to tax on income or capital gains.

China – discontinued operations

The Enterprise Income Tax Law (the “EIT Law”) of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC. The VIEs’ subsidiaries domiciled in the PRC are subject to 25% statutory income tax rate in the periods presented. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes. Under the current EIT Law, capital gains derived from PRC are subject to a 10% PRC withholding tax. Under the current EIT Law, dividends for earnings paid by PRC entities to any of their foreign non-resident enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Capital gains derived from PRC are also subject to a 10% PRC withholding tax.

The Company’s net income (loss) before income taxes consists of:

	For the six months ended June 30,
	2024	2025
Cayman Islands	2,077,284	(289,535,039)
Hong Kong	(818,770)	78,545,158
USA	—	(9,039,383)
British Virgin Islands	—	13,780,652
Net income (loss) before income taxes	1,258,514	(206,248,612)

12.INCOME TAXES – CONTINUED

The current and deferred component of income tax expenses are as follows:

	For the six months ended June 30,
	2024	2025
Current income tax expense	—	1,118,699
Deferred income tax benefit	—	(2,269,174)
Total income tax benefit	—	(1,150,475)